As filed with the Securities and Exchange Commission on May 18, 2011

Registration Nos. 2-92633

811-04087

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 90	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 91	☒

MANNING & NAPIER FUND, INC.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(585) 325-6880

(Registrant’s Telephone Number, Including Area Code)

B. Reuben Auspitz

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 18, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on May 1, 2011 pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Investment Company Shares

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York on the 18th day of May, 2011.

Manning & Napier Fund, Inc. (Registrant)

By:	/s/ B. Reuben Auspitz
B. Reuben Auspitz President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ B. Reuben Auspitz B. Reuben Auspitz	President, Principal Executive Officer, Director	May 18, 2011

/s/ Harris H. Rusitzky Harris H. Rusitzky*	Director	May 18, 2011

/s/ Peter L. Faber Peter L. Faber*	Director	May 18, 2011

/s/ Stephen B. Ashley Stephen B. Ashley*	Director	May 18, 2011

/s/ Paul A. Brooke Paul A. Brooke**	Director	May 18, 2011

/s/ Richard M. Hurwitz Richard M. Hurwitz***	Director	May 18, 2011

/s/ Christine Glavin Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	May 18, 2011

* By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated November 21, 2002. See File Number 002-92633, filed on February 28, 2003. Incorporated by reference.

** By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated January 10, 2008. See File Number 002-92633, filed on February 28, 2008. Incorporated by reference.

*** By: Christine Glavin, Attorney in Fact. Pursuant to Power of Attorney dated February 15, 2009. See File Number 002-92633, filed on February 27, 2009. Incorporated by reference.

Exhibit Index

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase